Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Columbia Select Short Corporate Income Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,898		$ 10,237	$ 10,471	$ 10,414	$ 11,013	$ 11,684	$ 11,851	$ 11,138	$ 11,278	$ 12,031	$ 12,654
Columbia Select Short Corporate Income Fund - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,276	10,433	10,298	10,809	11,383	11,460	10,688	10,742	11,373	11,873
Columbia Select Short Corporate Income Fund - Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,369	10,644	10,612	11,250	11,965	12,166	11,463	11,637	12,444	13,121
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,376	10,644	10,618	11,263	11,985	12,193	11,493	11,673	12,489	13,175
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,381	10,666	10,644	11,297	12,028	12,241	11,545	11,731	12,558	13,254
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,594	10,539	10,455	11,299	12,443	12,356	11,229	10,851	11,405	11,790
Bloomberg U.S. 1-5 Year Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Corporate Index
Accumulated Value	$ 10,000		$ 10,359	$ 10,537	$ 10,524	$ 11,167	$ 11,864	$ 12,067	$ 11,457	$ 11,557	$ 12,360	$ 13,066